Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Suppliers And Contractors
Outstanding balance related transactions	$ 743	$ 589
Receivables interest	$ 202	$ 207